Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The Amendment is to update the stale dated financial information in the S1 with Q1 2014 numbers.
Document Period End Date	Mar. 31, 2014
Trading Symbol	CYMA
Entity Registrant Name	CymaBay Therapeutics, Inc.
Entity Central Index Key	0001042074
Entity Filer Category	Smaller Reporting Company